UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: July 1, 2019 through June 30, 2020

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10371
Reporting Period: 07/01/2019 - 06/30/2020
Lord Abbett Trust I

==================== Lord Abbett Climate Focused Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Lord Abbett Short Duration High Yield Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

By: /s/ Vito A. Fronda

Vito A. Fronda

Chief Financial Officer and Treasurer

Date: August 21, 2020